UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS PROVIDED BY/ (USED IN), OPERATING ACTIVITIES
Loss before tax	$ (59,788)	$ (111,973)
Adjustments for:
Finance income	(13,870)	(6,755)
Finance costs	5,475	5,113
Provision for inventory reserve	1,757	351
Depreciation of property, plant and equipment	2,796	3,120
Loss on disposal of property, plant and equipment	2	75
Amortization of intangible assets	885	826
Depreciation of right-of-use assets	2,041	1,235
Fair value loss of warrant liability	0	(20,000)
Fair value gains on financial assets measured at fair value through profit or loss	(449)	(705)
Increase in contract liabilities (current)	11,645	0
Decrease in contract liabilities (non-current)	(23,826)	0
Foreign currency exchange (gain)/loss, net	(49,056)	10,659
Equity-settled share-based compensation expense	18,703	7,069
Deferred government grant	(157)	(131)
Cash flows provided by (used in) operations before changes in working capital	(103,842)	(111,116)
Decrease in trade receivables	96,734	34
Decrease/(increase) in prepayments, other receivables and other assets	(16,266)	12,153
Decrease in other non-current assets	77	425
Increase in collaboration inventories	(4,470)	(2,173)
Increase/(decrease) in trade payables	19,298	(3,082)
Increase/(decrease) in other payables and accruals	10,878	(39,184)
Decrease in other non-current liabilities	(25)	(9)
Increase in pledged deposits, net	0	(2)
Cash used in operations	2,384	(142,954)
Interest income received	13,479	3,935
Income tax paid	71	0
Interest on lease payments	(416)	(196)
Net cash provided by/(used in) operating activities	15,518	(139,215)
CASH FLOWS (USED IN)/ PROVIDED BY INVESTING ACTIVITIES
Purchase of property, plant and equipment	(6,243)	(4,274)
Purchase of intangible assets	0	310
Prepayment to collaborator for collaboration assets	(16,541)	(26,666)
Purchase of financial assets measured at fair value through profit or loss	(150,308)	0
Cash receipts of investment income	663	1,264
Proceeds from disposal of property, plant and equipment	(2)	53
Addition in time deposits	(721,990)	(4,363)
Decrease in time deposits	498,273	49,708
Net cash provided by/(used in) Investing activities	(396,148)	16,032
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	1,589	370
Principal portion of lease payments	(758)	(814)
Net cash provided by/(used in) financing activities	831	(444)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(379,799)	(123,627)
Effect of foreign exchange rate changes, net	(343)	(2,354)
Cash and cash equivalents at beginning of year	1,277,713	786,031
CASH AND CASH EQUIVALENTS AT END OF PERIOD	897,571	660,050
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	1,156,674	670,065
Less: Pledged deposits	359	1,283
Time deposits	258,744	8,732
Cash and cash equivalents as stated in the statement of financial position	897,571	660,050
Cash and cash equivalents as stated in the statement of cash flows	$ 897,571	$ 660,050